Filed pursuant to Rule 497(e)

File Nos. 333-221764 and 811-23312

GammaRoad Market Navigation ETF (GMMA)

listed on NYSE Arca Inc.

September 25, 2024

Supplement to

Statement of Additional Information (“SAI”)

dated August 20, 2024

Effective immediately, the section of the SAI entitled “Independent Registered Public Accounting Firm” is amended and restated in its entirety to read as follows:

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Tait, Weller & Baker LLP, Two Liberty Place 50 South 16th Street, Philadelphia, Pennsylvania 19102, serves as the independent registered public accounting firm for the Fund.

Please retain this Supplement for future reference.